Financial instruments (Details 2) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (28,500)	$ (31,400)
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,166)	(1,263)
Recurring fair value measurement [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,073)	(1,046)
Recurring fair value measurement [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(17)	(23)
Recurring fair value measurement [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(76)	(194)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(76)	(194)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(76)	(194)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,090)	(1,069)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,073)	(1,046)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (17)	$ (23)